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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043


                      Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


            Pioneer High Income Trust
            SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)

Principal
Amount
USD ($)                                                      Value
            COLLATERIZED MORTGAGE OBLIGATIONS - 1.1% of Net Assets
            Diversified Financials - 1.1%
4,860,000   Tower 2004-2A F, 6.376%, 12/15/14 (144A)        $      4,874,109
            TOTAL COLLATERIZED MORTGAGE OBLIGATIONS         $      4,874,109
            (Cost $4,860,000)

            CORPORATE BONDS & NOTES - 120.3% of Net Assets
            Energy - 11.3%
            Energy Equipment & Services - 5.0%
1,477,000   Holly Energy Partners, L.P., 6.25%, 3/1/15 (144 $      1,440,075
6,200,000   J. Ray McDermott SA, 11.0%, 12/15/13 (144A)             6,944,000
2,375,000   Ocean Rig Norway AS, 8.375%, 7/1/13 (144A)              2,404,688
8,000,000   Seabulk International, Inc., 9.5%, 8/15/13              8,990,000
1,938,000   Transmontaigne, Inc., 9.125%, 6/1/10                    2,015,520
                                                            $    21,794,283
            Oil & Gas - 6.3%
9,984,000   Baytex Energy, Ltd., 9.625%, 7/15/10            $    10,370,880
3,000,000   Belden & Blake Corp., 8.75%, 7/15/12                    2,940,000
1,735,000   Delta Petroleum Corp., 7.0%, 4/1/15 (144A)              1,630,900
5,000,000   Energy Partners, Ltd., 8.75%, 8/1/10                    5,250,000
5,300,000   PetroQuest Energy, Inc., 10.375%, 5/15/12 (144A         5,233,750
2,135,000   Stone Energy Corp., 6.75%, 12/15/14                     2,076,288
                                                            $    27,501,818
            Total Energy                                    $    49,296,101

            Materials - 27.8%
            Chemicals - 13.7%
550,000     ARCO Chemical Co., 9.375%, 12/15/05             $         561,687
4,635,000   ARCO Chemical Co., 9.8%, 2/1/20                         5,191,200
2,900,000(b)Aventine Renewable Energy, 9.41%, 12/15/11 (144         2,784,000
3,700,000   Basell Finance Co., 8.1%, 3/15/27 (144A)                3,680,978
810,000     Braskem International, Ltd, 9.375%, 6/1/15 (144            872,775
2,550,000   Braskem SA, 11.75%, 1/22/14                             3,085,500
4,605,000(a)Crystal US Holdings, 0.0%, 10/1/14                      3,200,475
5,800,000   Ferro Corp., 7.125%, 4/1/28                             6,124,046
1,300,000   Ferro Corp., 7.625%, 5/1/13                             1,364,512
7,870,000   Huntsman International LLC, 10.125%, 7/1/09             9,885,139
5,000,000   Invista, 9.25%, 5/1/12 (144A)                           5,462,500
4,500,000   Methanex Corp., 8.75%, 8/15/12                          5,146,875
5,750,000(d)Resolution Performance Products LLC, 13.5%, 11/         6,181,250
4,970,000   Rhodia SA, 9.25%, 6/1/11                                5,941,737
                                                            $    59,482,674
            Construction Materials - 1.8%
438,000     Texas Industries, Inc., 7.25%, 7/15/13 (144A)   $         448,950
6,000,000   Texas Industries, Inc., 10.25%, 6/15/11                 6,952,500
500,000     U.S. Concrete, Inc., 8.375%, 4/1/14                        470,000
                                                            $      7,871,450
            Containers & Packaging - 4.7%
4,000,000(d)Anchor Glass Container Corp., 11.0%, 2/15/13    $      3,120,000
2,000,000   Crown Euro Holdings SA, 9.5%, 3/1/11                    2,210,000
1,950,000   Crown Euro Holdings SA, 10.25%, 3/1/11                  2,685,381
1,300,000   Graham Packaging Co., Inc., 9.875%, 10/15/14 (1         1,303,250
4,020,000   Greif Bros. Corp., 8.875%, 8/1/12                       4,321,500
2,000,000   MDP Acquisitions Plc, 10.125%, 10/1/12                  2,506,053
4,500,000   Vitro Envases, 10.75%, 7/23/11 (144A)                   4,365,000
                                                            $    20,511,184
            Metals & Mining - 6.1%
1,440,000   Aleris International, Inc., 9.0%, 11/15/14      $      1,490,400
3,300,000   American Rock Salt Co., LLC, 9.5%, 3/15/14              3,349,500
2,900,000   CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)          3,132,000
880,000     CSN Islands IX Corp., 10.0%, 1/15/15 (144A)                950,400
5,035,000   Freeport-McMoRan Copper & Gold, Inc., 10.125%,          5,601,437
4,675,000   Hawk Corp., 8.75%, 11/1/14                              4,745,125
7,100,000   OM Group, Inc., 9.25%, 12/15/11                         7,100,000
                                                            $    26,368,862
            Paper & Forest Products - 1.5%
1,645,000   Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13  $      1,645,000
6,000,000   Mercer International, Inc., 9.25%, 2/15/13              4,800,000
                                                            $      6,445,000
            Total Materials                                 $  120,679,170

            Industrials - 25.7%
            Aerospace & Defense - 0.1%
535,000     K&F Acquisition, Inc., 7.75% 11/15/14           $         547,038

            Airlines - 3.8%
401,841     American Airlines, Inc., 8.97%, 3/29/08         $         330,860
1,100,000   American Airlines, Inc., 10.38%, 3/4/06                 1,064,250
2,065,000(d)AMR Corp., 9.0%, 8/1/12                                 1,621,025
2,440,000   AMR Corp., 9.8%, 10/1/21                                1,622,600
3,200,000   AMR Corp., 10.2%, 3/15/20                               2,128,000
6,000,000   Continental Airlines, Inc., Series D, 7.568%, 1         5,166,331
5,610,000   Northwest Airlines, Inc., 8.7%, 3/15/07                 2,748,900
3,875,000(d)Northwest Airlines, Inc., 9.875%, 3/15/07               1,937,500
                                                            $    16,619,466

            Pioneer High Income Trust

            SCHEDULE OF INVESTMENTS 6/30/2005 (unaudited)  (continued)

Principal
Amount
USD ($)                                                      Value
            Industrials (continued)
            Building Products - 0.7%
3,160,000(b)Builders FirstSource, Inc., 7.51813%, 2/15/12 ( $      3,144,200

            Commercial Services & Supplies - 7.5%
3,500,000   Allied Security Escrow, 11.375%, 7/15/11        $      3,412,500
1,850,000   Brickman Group, Ltd., Series B, 11.75%, 12/15/0         2,095,125
6,275,000   Clean Harbors, Inc., 11.25%, 7/15/12 (144A)             6,965,250
3,250,000   Cornell Companies, Inc., 10.75%, 7/1/12                 3,371,875
5,020,000   Hydrochem Industrial Services, Inc., 9.25%, 2/1         4,643,500
6,195,000(d)United Rentals North America, Inc., 7.75%, 11/1         6,086,588
5,800,000   Waste Services, Inc., 9.5%, 4/15/14 (144A)              5,742,000
                                                            $    32,316,838
            Construction & Engineering - 2.9%
27,300,00(a)Kvaerner ASA, 0.0%, 10/30/11                    $      3,507,602
8,897,000(a)Kvaerner ASA, 0.0%, 10/30/11                            7,473,480
1,165,000   WCI Communities, Inc., 6.625%, 3/15/15                  1,065,975
700,000     William Lyon Homes, Inc., 7.625%, 12/15/12                 668,500
                                                            $    12,715,557
            Electrical Equipment - 1.3%
5,790,000   Altra Industrial Motion, 9.0%, 12/1/11 (144A)   $      5,471,550

            Machinery - 1.4%
2,875,000   Edgen Acquisition Corp., 9.875%, 2/1/11 (144A)  $      2,788,750
1,980,000   Hines Nurseries, Inc., 10.25%, 10/1/11                  2,039,400
1,217,000   Manitowac Co., Inc., 10.5%, 8/1/12                      1,375,210
                                                            $      6,203,360
            Marine - 5.3%
5,000,000   CP Ships, Ltd., 10.375%, 7/15/12                $      5,600,000
6,000,000(a)H-Lines Finance Holding, 0.0%, 4/1/13 (144A)            4,620,000
7,350,000   Ship Finance International, Ltd., 8.5%, 12/15/1         6,991,688
1,000,000   Stena AB, 7.0%, 12/1/16                                    927,500
1,000,000   Stena AB, 7.5%, 11/1/13                                    985,000
3,925,000   Trailer Bridge, Inc., 9.25%, 11/15/11                   3,949,531
                                                            $    23,073,719
            Road & Rail  - 2.7%
4,525,000   Atlantic Express Transportation, 12.25%, 4/15/0 $      4,344,000
2,175,000   Greenbrier Companies, Inc., 8.375%, 5/15/15 (14         2,213,062
2,500,000   Grupo Transportacion Ferroviaria Mexicana, SA de CV,
               9.375%, 5/1/12 (144A)                                2,600,000
400,000     Grupo Transportacion Ferroviaria Mexicana, SA de CV,
               10.25%, 6/15/07                                         428,000
1,900,000   Progress Rail/Metal, 7.75%, 4/1/12 (144A)               1,923,750
                                                            $    11,508,812
            Total Industrials                               $  111,600,540

            Consumer Discretionary - 15.3%
            Automobiles &  Components - 5.2%
3,590,000(d)Cooper-Standard Automotive, Inc., 8.375%, 12/15 $      2,836,100
1,500,000(d)Delphi Corp., 6.55%, 6/15/06                            1,458,750
4,260,000   Goodyear Tire & Rubber Co., 9.0%, 7/1/15 (144A)         4,185,450
4,820,000   Park-Ohio Industries, Inc., 8.375%, 11/15/14 (1         4,301,850
5,475,000   Stanadyne Corp., 10.0%, 8/15/14                         5,173,875
1,715,000   Tenneco Automotive, Inc., 8.625%, 11/15/14              1,723,575
2,600,000   UGS Corp., 10.0%, 6/1/12                                2,886,000
                                                            $    22,565,600
            Diversified Consumer Services - 0.6%
2,700,000   Knowledge Learning Corp., Inc., 7.75%, 2/1/15 ( $      2,578,500

            Hotels, Restaurants & Leisure - 2.0%
1,600,000   Grupo Posadas SA, 8.75%, 10/4/11 (144A)         $      1,704,000
2,990,000(d)MeriStar Hospitality Operating Partnership, L.P         3,199,300
2,500,000   True Temper Sports, Inc., 8.375%, 9/15/11               2,318,750
1,225,000   Turning Stone Casino Resort Enterprise, 9.125%,         1,295,438
                                                            $      8,517,488
            Media - 4.6%
2,200,000(a)Inmarsat Finance II Plc, 0.0%, 11/15/12         $      1,727,000
3,750,000   Kabel Deutschland GMBH, 10.75%, 7/1/14 (144A)           5,243,644
3,000,000   LodgeNet Entertainment Corp., 9.5%, 6/15/13             3,270,000
1,590,000   NTL Cable Plc, 8.75%, 4/15/14                           2,030,811
5,085,000   Sheridan Acquisition Corp., 10.25%, 8/15/11             5,282,044
3,700,000(a)Visant Holding Corp., 0.0%, 12/1/13                     2,608,500
                                                            $    20,161,999
            Multiline Retail - 0.9%
3,800,000   J.C. Penney Co., Inc., 8.125%, 4/1/27           $      4,009,000

            Specialty Retail - 2.0%
3,840,000   Asbury Automotive Group, Inc., 9.0%, 6/15/12    $      3,926,400
5,370,000   Pep Boys-Manny, Moe & Jack, 7.5%, 12/15/14              4,806,150
                                                            $      8,732,550
            Total Consumer Discretionary                    $    66,565,137

            Pioneer High Income Trust

            SCHEDULE OF INVESTMENTS 6/30/2005 (unaudited)  (continued)

Principal
Amount
USD ($)                                                      Value
            Consumer Staples - 6.8%
            Beverages - 1.7%
5,885,000   Cia Brasileira de Bebida, 10.5%, 12/15/11       $      7,267,975

            Food Products - 3.5%
9,000,000   Burns, Philp Capital Property, Ltd., 9.75%, 7/1 $      9,675,000
5,750,000   Doane Pet Care Co., 9.75%, 5/15/07                      5,591,875
                                                            $    15,266,875

            Food & Staples Retailing - 1.6%
550,000  (b)Duane Reade, Inc., 7.91% 12/15/10 (144A)        $         536,250
3,700,000(d)Duane Reade, Inc., 9.75%, 8/1/11                        3,015,500
3,380,000   Wornick Co., 10.875%, 7/15/11                           3,430,700
                                                            $      6,982,450
            Total Consumer Staples                          $    29,517,300

            Health Care - 7.0%
            Health Care Equipment & Supplies - 1.8%
5,265,000(d)Hanger Orthopedic Group, Inc., 10.375%, 2/15/09 $      4,856,962
2,900,000(b)Medical Services Co., 10.93938%, 10/15/11 (144A         2,885,500
                                                            $      7,742,462
            Health Care Providers & Services - 4.3%
2,160,000   AMR HoldCo/Emcare HoldCo, 10.0%, 2/15/15 (144A) $      2,300,400
5,485,000   Ardent Health Services, 10.0%, 8/15/13                  6,629,994
1,500,000   National Nephrology Associates, Inc., 9.0%, 11/         1,683,750
2,000,000   NDCHealth Corp., 10.5%, 12/1/12                         2,125,000
2,335,000   PacifiCare Health Systems, Inc., 10.75%, 6/1/09         2,568,500
3,355,000   Rural/Metro Corp., 9.875%, 3/15/15 (144A)               3,321,450
                                                            $    18,629,094
            Pharmaceuticals - 0.9%
4,400,000   Warner Chilcott Corp., 8.75%, 2/1/15 (144A)     $      4,279,000
            Total Health Care                               $    30,650,556

            Financials - 10.3%
            Capital Markets - 1.2%
4,950,000   Refco Finance Holdings, 9.0%, 8/1/12            $      5,247,000

            Diversified Financials - 5.6%
5,587,000(a)Alamosa Delaware, Inc., 0.0%, 7/31/09           $      6,159,668
6,135,000   Dollar Financial Group, 9.75%, 11/15/11                 6,326,719
7,950,000   GATX Financial Corp., 8.875%, 6/1/09                    9,062,976
2,500,000   Ray Acquisition SCA, 9.375%, 3/16/15 (144A)             2,966,102
                                                            $    24,515,465
            Insurance - 3.5%
5,300,000   Allmerica Financial Corp., 7.625%, 10/15/25     $      5,826,682
3,380,000   Kingsway America, Inc., 7.5%, 2/1/14                    3,587,796
5,535,000   Presidential Life Corp., 7.875%, 2/15/09                5,645,700
                                                            $    15,060,178
            Total Financials                                $    44,822,643

            Information Technology - 4.6%
            Communications Equipment - 0.7%
2,900,000(d)Lucent Technologies, Inc., 7.25%, 7/15/06       $      2,965,250

            Electronic Equipment & Instruments - 1.1%
215,000     General Cable Corp., 9.5%, 11/15/10             $         230,050
4,000,000   Sanmina-SCI Corp., 10.375%, 1/15/10                     4,440,000
                                                            $      4,670,050
            Office Electronics - 2.8%
11,830,000  Xerox Capital Trust I, 8.0%, 2/1/27             $    12,244,050
            Total Information Technology                    $    19,879,350

            Telecommunication Services - 8.5%
            Diversified Telecommunication Services - 2.8%
5,600,000   Eschelon Operating Co., 8.375%, 3/15/10         $      4,872,000
4,025,000   GCI, Inc., 7.25%, 2/15/14                               3,864,000
850,000     Telecom Argentina SA, 7.25%, 7/1/12*                    1,044,492
2,470,000   Tele Norte Leste Participacoes S.A., 8.0%, 12/1         2,544,100
                                                            $    12,324,592

            Pioneer High Income Trust

            SCHEDULE OF INVESTMENTS 6/30/2005 (unaudited)  (continued)

Principal
Amount
USD ($)                                                      Value
            Wireless Telecommunications Services - 5.7%
3,900,000   Horizon PCS, Inc., 11.375%, 7/15/12             $      4,348,500
600,000  (a)IWO Escrow Co., 0.0%, 1/15/15 (144A)                       393,000
5,150,000   Mobifon Holdings BV, 12.5%, 7/31/10                     6,244,375
3,230,000   Mobile Telesystems, 9.75%, 1/30/08 (144A)               3,464,175
3,000,000(d)Rural Cellular Corp., 9.75%, 1/15/10                    2,790,000
6,025,000   UbiquiTel Operating Co., 9.875%, 3/1/11                 6,612,438
1,400,000(a)Zeus Special Subsidiary, Ltd., 0.0%, 2/1/15 (14            934,500
                                                            $    24,786,988
            Total Telecommunication Services                $    37,111,580

            Utilities - 3.0%
            Electric Utilities - 2.5%
2,000,000   Aes Chivor SA  ESP, 9.75%, 12/30/14 (144A)      $      2,120,000
1,867,500   Empresa Electrica Guacolda SA, 8.625%, 4/30/13          2,066,211
6,478,631   Ormat Funding Corp., 8.25%, 12/30/20                    6,543,417
                                                            $    10,729,628
            Multi-Utilities- 0.5%
2,300,000   Reliant Energy, Inc., 6.75%, 12/15/14           $      2,248,250
            Total Utilities                                 $    12,977,878

            TOTAL CORPORATE BONDS & NOTES
            (Cost $495,289,833)                             $  523,100,255

            CONVERTIBLE BONDS & NOTES - 1.5% of Net Assets
            Health Care - 0.7%
            Pharmaceuticals  - 0.7%
2,500,000   IVAX Corp., 1.875%, 12/15/24                    $      2,878,125
            Total Health Care                               $      2,878,125

            Information Technology - 0.9%
            Electronic Equipment & Instruments - 0.9%
4,000,000   SCI Systems, Inc., 3.0%, 3/15/07                $      3,760,000
            Total Information Technology                    $      3,760,000

            TOTAL CONVERTIBLE BONDS & NOTES
            (Cost $6,055,152)                               $      6,638,125

            MUNICIPAL BONDS - 7.6% of Net Assets
            Indiana  - 3.1%
1,650,000   East Chicago Industrial Pollution Ctl. Rev., 7. $      1,763,735
3,000,000   East Chicago Industrial Pollution Ctl. Rev., 7.         3,153,990
3,665,000   Indiana Dev. Fin. Auth. Pollution Ctl. Rev., 7.         3,869,067
4,250,000   Indiana Dev. Fin. Auth. Rev., 5.75%, 10/1/11            4,514,988
                                                            $    13,301,780
            Michigan - 0.6%
3,000,000   Wayne Charter County, Spl. Arpt. Facs. Rev., 6. $      2,718,750

            New Jersey - 2.0%
4,525,000   New Jersey Economic Dev. Auth. Rev., 7.0%, 11/1 $      4,197,209
4,000,000   Tobacco Settlement Financing Corp., 7.0%, 6/1/4         4,569,640
                                                            $      8,766,849
            New York - 0.9%
3,475,000   New York City Ind. Dev. Agcy., British Airways  $      3,880,150

            North Carolina  - 1.0%
4,800,000   Charlotte, Spl. Facs. Rev., Charlotte/Douglas I $      3,119,856
2,000,000   Charlotte, Spl. Facs. Rev., Charlotte/Douglas I         1,322,920
                                                            $      4,442,776
            TOTAL MUNICIPAL BONDS
            (Cost $25,909,768)                              $    33,110,305
            Pioneer High Income Trust

            SCHEDULE OF INVESTMENTS 6/30/2005 (unaudited)  (continued)

Principal
Amount
USD ($)                                                      Value
            SOVEREIGN DEBT OBLIGATIONS - 2.0% of Net Assets
            Brazil - 0.7%
4,800,000(b)Banco Nacional de Desenvolimento Bndes, 8.0%, 4 $      3,256,294

            Ecuador - 0.7%
3,515,000(b)Federal Republic of Ecuador, 8/15/30 (144A)     $      2,952,600

            Russia - 0.6%
2,320,000   Russian Federation, 5.0%, 3/31/30               $      2,598,400

            TOTAL SOVEREIGN DEBT OBLIGATIONS
            (Cost $5,971,696)                               $      8,807,294

Shares      WARRANT - 0.0% of Net Assets
            Paper & Forest Products - 0.0%
1,645       Mandra Forestry Holdings, Ltd. - CW13, Exp. 5/1 $
-

            TOTAL WARRANTS
            (Cost $0)                                       $
-

            TEMPORARY CASH INVESTMENTS - 7.3% of Net Assets
            Security Lending Collateral - 7.3%
31,753,515  Securities Lending Investment Fund, 3.29%       $    31,753,515
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $31,753,515)                              $    31,753,515
            TOTAL INVESTMENTS IN SECURITIES - 139.8%
            (Cost $569,839,964) (c) (d)                     $  608,283,603
            OTHER ASSETS AND LIABILITIES - (5.1)%           $  (22,451,848)
            PREFERRED SHARES AT REDEMPTION VALUE - (34.7)%  $(151,000,000)
            NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 1 $  434,831,755



            Pioneer High Income Trust

            SCHEDULE OF INVESTMENTS 6/30/2005 (unaudited)  (continued)

         NR Security not rated by S&P or Moody's.

         144Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $140,831,257 or 32.4% of total
            net assets applicable to common shareholders.

         *  Security is in default and is non-income producing.

         ** Non-income producing.

         (a)Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at period end.

         (b)Floating rate note.

         (c)At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $570,194,853 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost       $    50,261,636

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value           (12,172,886)
            Net unrealized gain                             $    38,088,750

         (d)At June 30, 2005, the following securities were out on loan:

Principal
Amount      Description                                     Market Value
 $    1,961,AMR Corp., 9.0%, 8/1/12                         $      1,539,974
       3,800Anchor Glass Container Corp., 11.0%, 2/15/13            2,964,000
          89Cooper-Standard Automotive, Inc., 8.375%, 12/15            705,470
       1,425Delphi Corp., 6.55%, 6/15/06                            1,385,813
       3,515Duane Reade, Inc., 9.75%, 8/1/11                        2,864,725
       5,001Hanger Orthopedic Group, Inc., 10.375%, 2/15/09         4,614,114
       2,755Lucent Technologies, Inc., 7.25%, 7/15/06               2,816,987
       2,125MeriStar Hospitality Operating Partnership, L.P         2,273,750
       3,681Northwest Airlines, Inc., 9.875%, 3/15/07               1,840,625
       2,500Resolution Performance Products LLC, 13.5%, 11/         2,687,500
          70Rural Cellular Corp., 9.75%, 1/15/10                       651,000
       5,885United Rentals North America, Inc., 7.75%, 11/1         5,782,258
                                                            $    30,126,216




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.